Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Deprecation and related amortization expense	$ 3,321	$ 11,408	$ 11,408